Shareholder Report, Average Annual Return (Details)	12 Months Ended	38 Months Ended	41 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Formidable ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%		0.25%
Formidable Fortress ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.41%	5.27%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%		11.30%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	10.84%